Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2018	6,227	48,421	5,622	96,964	5,230	6,959	1,047	170,470
Additions	—	229	76	480	624	395	2,694	4,498
Disposals	—	(8)	—	(1,120)	(503)	(490)	—	(2,121)
Transfer	—	—	3	1,418	505	102	(2,028)	—
Exchange differences	(21)	(752)	14	(1,024)	(76)	(244)	(40)	(2,143)
At December 31, 2018	6,206	47,890	5,715	96,718	5,780	6,722	1,673	170,704
Effects on initial application of IFRS 16	—	—	—	—	(192)	—	—	(192)
Adjusted balance at January 1, 2019	6,206	47,890	5,715	96,718	5,588	6,722	1,673	170,512
Additions	—	7	119	292	433	315	2,240	3,406
Disposals	—	—	(4)	(2,308)	(524)	(331)	—	(3,167)
Transfer	—	(167)	746	1,748	180	139	(2,582)	64
Exchange differences	632	2,813	454	7,419	332	247	47	11,944
At December 31, 2019	6,838	50,543	7,030	103,869	6,009	7,092	1,378	182,759

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Depreciation/Impairment
At January 1, 2018	—	(33,082)	(3,254)	(82,490)	(3,430)	(5,888)	—	(128,144)
Depreciation charge for the year	—	(1,164)	(296)	(2,435)	(604)	(402)	—	(4,901)
Impairment	—	—	—	(10)	—	(1)	—	(11)
Depreciation on disposals	—	6	0	1,119	503	486	—	2,114
Transfer	—	—	—	(46)	—	46	—	—
Exchange differences	—	510	(17)	914	49	200	—	1,656
At December 31, 2018	—	(33,730)	(3,567)	(82,948)	(3,482)	(5,559)	—	(129,286)
Effects on initial application of IFRS 16	—	—	—	—	126	—	—	126
Adjusted balance at January 1, 2019	—	(33,730)	(3,567)	(82,948)	(3,356)	(5,559)	—	(129,160)
Depreciation charge for the year	—	(1,044)	(338)	(2,391)	(541)	(420)	—	(4,734)
Impairment	—	—	(1)	(550)	7	(2)	—	(546)
Depreciation on disposals	—	—	4	2,274	477	329	—	3,084
Transfer	—	265	(265)	—	(64)	—	—	(64)
Exchange differences	—	(2,361)	(297)	(6,517)	(185)	(232)	—	(9,592)
At December 31, 2019	—	(36,870)	(4,464)	(90,132)	(3,662)	(5,884)	—	(141,012)

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Net book value
At December 31, 2019	6,838	13,673	2,566	13,737	2,347	1,208	1,378	41,747
At December 31, 2018	6,206	14,160	2,148	13,770	2,298	1,163	1,673	41,418
At January 1, 2018	6,227	15,339	2,368	14,474	1,800	1,071	1,047	42,326